As filed with the U.S. Securities and Exchange Commission on January 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report
October 31, 2022

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Ticker: SMIG

AAM Transformers ETF

Ticker: TRFM

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, SPDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Due to its added focus on cash flows and sector diversification, SPDVs portfolio remained positioned towards attractively valued companies, and insulated from those with stretched valuations, such as technology and consumer discretionary. As a result, SPDV generated a total return of -1.37% (NAV) and -1.21% (Market Price), while the underlying index for SPDV generated a total return of -1.06% between November 1, 2021, and October 31, 2022 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® index, achieved a total return of -14.61%.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Energy, Financials, and Health Care. The worst performing sectors were Consumer Discretionary, Real Estate, and Materials.

Individual stocks attributable to SPDV’s return over the same fiscal period were Lockheed Martin Corporation (+5,088 bps), Exxon Mobile Corporation (+4,276 bps), and Chevron Corporation (+3,900 bps). Stocks dragging down SPDV’s return were Seagate Technology Holdings (-5,134 bps), Vornado Realty Trust (-4,350 bps), and Ford Motor Company (-3,408 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Through its value-rooted focus, EEMDs portfolio of quality companies provided strong protection against broad market declines. Accordingly, EEMD generated a total return of -25.14% (NAV) and -24.72% (Market Price) between November 1, 2021, and October 31, 2022 (“current fiscal period”). This compares to the -24.82% for the underlying Index, and a -29.73% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Top performing sectors attributable to EEMD’s return over the current fiscal period were Energy, Utilities, and Communication Services. The worst performing sectors included and Health Care, Materials, and Real Estate.

Individual stocks attributable to EEMD’s return over the same fiscal period were Adaro Energy Indonesia Tbk PT (+12,687 bps), CPFL Energia SA (+7,086 bps), and Centrais Electricas Brasilier (+5,916 bps). Stocks dragging down EEMD’s return were X5 Retail Group N.V. (-9,839 bps), Sri Trang Gloves Thailand PCL (-6,246 bps), and Top Glove Corporation BHD (-6,498 bps),

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, DMDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Benefiting from its equal weight approach, DMDVs sector diversity provided better defense against the broad market declines, as the Fund was relatively less exposed to overvalued sectors such as technology. As a result, DMDV generated a total return of -19.34% (NAV) and -19.48% (Market Price) between November 1, 2021, and October 31, 2022 (the “current fiscal period” since DMDV’s inception). This compares to the -19.27% for the underlying Index, and an -22.64% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors attributable to DMDV’s return over the current fiscal period were Energy, Consumer Staples, and Real Estate. The worst performing sectors included Industrials, and Information Technology, and Consumer Discretionary.

Individual stocks attributable to DMDV’s return over the same fiscal period were Inpex Corporation (+2,883 bps), Orient Overseas Intl LTD (-979 bps), and Imperial Brands PLC (+2,422 bps). Stocks dragging down DMDV’s return were Ericsson LM-B SHS (-5,364 bps), Fresenius SE & Co KGAA (-4,898 bps), and Hapag-Lloyd AG (-4,634 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD, is passively managed using a rules-based, strategy

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

that is designed to provide exposure to exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

By focusing on low duration preferred securities, PFLD was more protected from the impact of rising interest rates on bond prices. PFLD generated a total return of -13.72% (NAV) and -13.48% (Market Price), while the underlying index for PFLD generated a total return of -13.50% between November 1, 2021, and October 31, 2022 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of -18.22%.

Top performing industries attributable to PFLD’s return during the current fiscal period were Energy, Retail, and Technology & Electronics. The worst performing industries included Banking, Utility, and Insurance.

Individual securities attributable to PFLD’s return over the same fiscal period were NSUS Float 01/15/43 (+602 bps), PNC Float PERP (+166 bps), and FITB 6 5/8th (+390 bps). Securities dragging down PFLD’s return were BAC Float Perp (-9,923 bps), GS Float PERP (-2,262 bps), and USB Float PERP (-2,498 bps).

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) generated a total return of -6.13%/-6.16% (Market Price/NAV) versus the Russell 2500 return of -17.58% between November 1, 2021, and October 31, 2022 (“current fiscal period”). Throughout the current fiscal period, non-profitable and long duration equities saw pressure as investors repriced these securities amid a challenged macro environment, including higher inflation for longer, weaker consumer spending and the beginning of quantitative tightening. Investors instead favored profitable companies that generated a current cash flow stream and returned capital to shareholders through a dividend or buyback program. We believe the outlook for active small/mid cap managers, with a focus on sustainable dividends and stable fundamentals, in this environment remains positive.

Assessing attribution on a sector basis, the largest contributors to relative performance were Information Technology, Industrials and Health Care. Within Technology, owning enterprise technology hardware and software vendors with current cash flow streams while avoiding unprofitable software and internet names contributed to outperformance. In the Industrials sector, stock selection within electrical components and industrial support consulting industries that continue to

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

see steady end-market demand contributed to outperformance. Finally, no exposure to highly volatile or unprofitable biotechnology companies, in addition to strong stock selection within health care facilities contributed to outperformance for the sector.

The largest detractors to relative performance included Energy and Materials. Within Energy lower exposure to risky, commodity-levered companies within the sector, amid surging prices across the commodity complex from both geopolitical interference and global supply chain issues, contributed to relative underperformance versus the benchmark. In the Materials sector, specialty chemicals and the cannabis markets experienced headwinds due to weakening near-term demand despite long-term growth opportunities.

Assessing attribution on a security basis, the largest contributors to performance include CSG Systems (CSGS), Hubbell (HUBB), and Booz Allen Hamilton (BAH). CSGS is a global managed service provider with an entertainment and media industry heritage but has targeted expansion in telecom and adjacent services market. Through an integrated software platform and outsourcing capabilities, CSGS helps manage and improve client customer service, revenue retention and growth. The company is leveraged to cloud re-platforming among service provider clients and positioned to focus on 5G investments to drive growth. HUBB engages in the design, manufacture and sale of electrical and electronic products for residential and non-residential construction, industrial and utility applications. The company is well-positioned within ongoing grid hardening efforts and electrification trends across utility and industrial end markets. Finally, BAH provides management and technology consulting, engineering, analytics, digital, mission operations and cyber solutions to governments, corporations and non-for-profit organizations in the U.S. and globally. BAH demonstrates a high new contract win rate and an even higher re-compete success rate which drives continued growth.

The largest detractors to performance include Rent-A-Center (RCII), Scotts Miracle-Gro (SMG), and Evercore (EVR). RCII offers durable goods through flexible rental agreements via its brick-and-mortar, ecommerce and third-party retail partners. Discontinued fiscal stimulus payments, elevated inflation levels and a pronounced shift in the consumer wallet share towards services, versus goods, weighed on the company’s sales and put pressure on earnings during this period. SMG primarily manufactures, markets and sells consumer lawn and garden products and also owns an adjacent segment, Hawthorne, that managers the company’s hydroponic gardening business. SMG faced fundamental headwinds during the period due to double digit sales decline in both segments reflecting retail partners trimming inventory levels on the consumer side and over supply within Hawthorne’s end market. EVR operates as an investment banking company that provides advisory services on corporate transactions. While revenues have been in-line with consensus, the company has been plagued by a slightly higher expense build and investor concern over a slowing economic environment.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, downside protection, and long-term capital appreciation, all through the ownership of companies of high intrinsic quality and growth potential. We thank you for your partnership and look forward to the opportunities in the years ahead.

The AAM Transformers ETF

The AAM Transformers ETF (“TRFM” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the Pence Transformers Index (the “Index”). The Index follows a rules-based methodology that aims to target companies whose products and services show compelling potential to transform consumer behavior, technological innovation, and the global economy.

The Index mainly focuses on companies with over $2 billion market cap which are estimated to grow their toplines at a double-digit rate and have a minimum of 3.0% projected R&D and/or Capex spending to net sales. 75% of the Index is in US-based companies, while 25% is in internationals. These two geographies are split into multiple segments based on market cap and each segment is equally weighted. In terms of sector exposure, about 57% of the Index is in Information Technology. As a result, TRFM can be highly sensitive to market volatility in both bull and bear markets. Between the Fund’s inception date of July 11, 2022, and October 31, 2022 (“current fiscal period”), TRFM generated a total return of -6.20% (NAV) and -6.19% (Market Price), while the Index generated a total return of -6.03% and the benchmark index, the S&P 500® index, generated a total return of 0.93%.

On a sector basis, the largest contributors to performance were Energy, Materials, and Industrials. The worst performing sectors were Consumer Discretionary and Communications Services. The worst performing country was China (-4200 bps). China accounted for between 8% to 10% of TRFM.

Assessing attribution on a security basis, the largest contributors to TRFM’s return over the period were First Solar, Inc. (US) (+11,276 bps), Calix, Inc. (US) (+8,853 bps), and Archaea Energy, Inc. (US) (+8,528 bps). The largest detractor to TRFM’s performance were XPeng, Inc. (China) (-7,760 bps), GDS Holdings Ltd (China) (-6,841 bps), and Bilibili, Inc. (China) (-6,322 bps).

We remain committed to our fundamental theme that the world is constantly evolving towards a more efficient future as we develop new technologies, and we aim to target companies whose products and services to take us there.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, and AAM Transformers ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Russell 2500 Index is a market-cap-weighted index that includes the smallest 2,500 companies covered in the broad-based Russell 3000 sphere of United States-based listed equities. All 2,500 of the companies included in the Index cover the small- and mid-cap market capitalizations.

Pence Transformers Index is a rules-based index that measures the performance of U.S.-listed common equity securities, including American Depositary Receipts (“ADRs”) for foreign securities, of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 17 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM S&P 500 High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2022	1 Year	3 Years	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF — NAV	-1.37%	6.40%	6.43%
AAM S&P 500 High Dividend Value ETF — Market	-1.21%	6.41%	6.42%
S&P 500® Dividend and Free Cash Flow Yield Index	-1.06%	6.74%	6.77%
S&P 500® Index	-14.61%	10.22%	10.12%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/22 was 0.29%.

AAM S&P Emerging Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2022	1 Year	3 Years	Since Inception (11/28/2017)
AAM S&P Emerging Markets High Dividend Value ETF — NAV	-25.14%	-4.67%	-4.40%
AAM S&P Emerging Markets High Dividend Value ETF — Market	-24.72%	-4.27%	-4.17%
S&P Emerging Markets Dividend and Free Cash Flow Yield Index	-24.82%	-4.01%	-3.67%
S&P Emerging Plus LargeMidCap® Index	-29.73%	-3.71%	-3.00%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/22 was 0.49%.

AAM S&P Developed Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2022	1 Year	3 Years	Since Inception (11/27/2018)
AAM S&P Developed Markets High Dividend Value ETF — NAV	-19.34%	-5.52%	-2.90%
AAM S&P Developed Markets High Dividend Value ETF — Market	-19.48%	-5.56%	-2.91%
S&P Developed Ex-US Dividend and Free Cash Flow Yield Index	-19.27%	-5.24%	-2.56%
S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index	-22.64%	-0.53%	2.48%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 27, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/22 was 0.39%.

AAM Low Duration Preferred and Income Securities ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2022	1 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF — NAV	-13.72%	-1.41%
AAM Low Duration Preferred and Income Securities ETF — Market	-13.48%	-1.34%
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index	-13.50%	-1.03%
ICE Exchange-Listed Preferred & Hybrid Securities Index	-18.22%	-1.28%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 19, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/22 was 0.45%.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2022	1 Year	Since Inception (8/25/2021)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF — NAV	-6.16%	-5.45%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF — Market	-6.13%	-5.39%
Russell 2500 Total Return Index	-17.58%	-13.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 25, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/22 was 0.60%.

AAM Transformers ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns October 31, 2022	Since Inception (7/11/2022)
AAM Transformers ETF— NAV	-6.20%
AAM Transformers ETF— Market	-6.19%
Pence Transformers Index	-6.03%
S&P 500® Index	0.93%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 11, 2022 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 6/15/22 was 0.49%.

AAM ETFs

Portfolio Allocations
As of October 31, 2022 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.9%
Financials	10.2
Industrials	9.6
Utilities	9.3
Health Care	9.2
Consumer Staples	8.8
Consumer Discretionary	8.6
Information Technology	8.4
Real Estate	8.4
Communication Services	8.4
Materials	7.9
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.8%
Consumer Staples	10.6
Utilities	10.3
Communication Services	10.2
Consumer Discretionary	9.2
Information Technology	9.0
Real Estate	8.5
Financials	8.1
Materials	8.0
Health Care	7.5
Industrials	7.3
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

AAM ETFs

Portfolio Allocations
As of October 31, 2022 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	11.0%
Financials	10.8
Consumer Staples	9.6
Consumer Discretionary	9.5
Real Estate	9.0
Utilities	9.0
Materials	8.9
Health Care	8.8
Information Technology	8.6
Communication Services	8.1
Industrials	6.1
Short-Term Investments	0.6
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials ♦	76.0%
Energy	7.5
Utilities	5.0
Consumer Staples	3.8
Consumer Discretionary	3.3
Industrials	3.2
Short-Term Investments	0.8
Real Estate	0.7
Information Technology	0.2
Liabilities in Excess of Other Assets	(0.5)
Total	100.0%

+	Represents less than 0.05% of net assets.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

AAM ETFs

Portfolio Allocations
As of October 31, 2022 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Sector	Percentage of Net Assets
Financials	17.8%
Industrials	17.7
Information Technology	16.9
Consumer Discretionary	9.4
Health Care	8.2
Consumer Staples	7.6
Materials	7.0
Real Estate	6.6
Utilities	5.5
Communication Services	2.2
Energy	0.8
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

AAM Transformers ETF

Sector	Percentage of Net Assets
Information Technology ♦	59.7%
Consumer Discretionary	14.2
Industrials	11.4
Communication Services	10.7
Materials	1.9
Utilities	1.8
Energy	0.4
Short-Term Investments+	0.0
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 8.4%
66,798	AT&T, Inc.	$1,217,728
41,678	Interpublic Group of Companies, Inc.	1,241,588
116,500	Lumen Technologies, Inc.	857,440
17,824	Omnicom Group, Inc.	1,296,696
27,650	Verizon Communications, Inc.	1,033,281
		5,646,733
	Consumer Discretionary — 8.6%
36,722	Bath & Body Works, Inc.	1,225,780
95,845	Ford Motor Company	1,281,448
12,677	Ralph Lauren Corporation	1,175,031
36,202	Tapestry, Inc.	1,146,879
7,325	Whirlpool Corporation	1,012,608
		5,841,746
	Consumer Staples — 8.8%
28,523	Altria Group, Inc.	1,319,759
32,076	Kraft Heinz Company	1,233,964
21,224	Molson Coors Brewing Company — Class B	1,070,326
12,813	Philip Morris International, Inc.	1,176,874
31,792	Walgreens Boots Alliance, Inc.	1,160,408
		5,961,331
	Energy — 10.9%
8,525	Chevron Corporation	1,542,173
14,116	Exxon Mobil Corporation	1,564,194
69,637	Kinder Morgan, Inc.	1,261,822
14,537	Phillips 66	1,516,064
11,815	Valero Energy Corporation	1,483,373
		7,367,626
	Financials — 10.2%
23,678	Citigroup, Inc.	1,085,873
33,066	Citizens Financial Group, Inc.	1,352,399
94,400	Huntington Bancshares, Inc.	1,432,992
19,230	Principal Financial Group, Inc.	1,694,740
12,867	Prudential Financial, Inc.	1,353,480
		6,919,484

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 9.2%
8,279	AbbVie, Inc.	$1,212,046
20,215	Gilead Sciences, Inc.	1,586,069
38,458	Organon & Company	1,006,830
23,992	Pfizer, Inc.	1,116,828
128,700	Viatris, Inc.	1,303,731
		6,225,504
	Industrials — 9.6%
9,163	3M Company	1,152,614
5,671	General Dynamics Corporation	1,416,616
3,115	Lockheed Martin Corporation	1,516,008
5,764	Snap—on, Inc.	1,279,896
6,538	United Parcel Service, Inc. — Class B	1,096,880
		6,462,014
	Information Technology — 8.4%
27,644	Cisco Systems, Inc.	1,255,867
89,259	Hewlett Packard Enterprise Company	1,273,726
37,853	HP, Inc.	1,045,500
9,584	International Business Machines Corporation	1,325,371
15,996	Seagate Technology Holdings plc	794,361
		5,694,825
	Materials — 7.9%
97,546	Amcor plc	1,129,583
24,174	Dow, Inc.	1,129,893
28,455	International Paper Company	956,372
14,160	LyondellBasell Industries NV — Class A	1,082,532
29,739	WestRock Company	1,012,910
		5,311,290
	Real Estate — 8.4%
13,879	Boston Properties, Inc.	1,009,003
19,565	Regency Centers Corporation	1,183,878
11,855	Simon Property Group, Inc.	1,291,958
37,176	VICI Properties, Inc.	1,190,376
41,481	Vornado Realty Trust	978,537
		5,653,752

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities — 9.3%
32,076	FirstEnergy Corporation	$1,209,586
15,316	NextEra Energy, Inc.	1,186,990
34,495	NRG Energy, Inc.	1,531,578
44,972	PPL Corporation	1,191,308
12,560	WEC Energy Group, Inc.	1,147,105
		6,266,567
	TOTAL COMMON STOCKS (Cost $71,487,638)	67,350,872

	SHORT-TERM INVESTMENTS — 0.5%
321,652	Invesco Government & Agency Portfolio, Institutional Class — 3.07% (a)	321,652
	TOTAL SHORT-TERM INVESTMENTS (Cost $321,652)	321,652
	TOTAL INVESTMENTS (Cost $71,809,290) — 100.2%	67,672,524
	Liabilities in Excess of Other Assets — (0.2)%	(104,219)
	NET ASSETS — 100.0%	$67,568,305

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of October 31, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 93.2%
	Brazil — 4.0%
19,244	CPFL Energia SA	$130,011
20,169	JBS SA	95,978
		225,989
	Chile — 4.2%
82,967	Cencosud SA	111,640
48,499	Quinenco SA	128,928
		240,568
	China — 16.8%
346,000	Agile Group Holdings, Ltd. (a)	65,675
749,000	China Cinda Asset Management Company, Ltd. - H Shares	69,654
368,000	China Everbright Bank Company, Ltd. - H Shares	95,166
636,000	China Evergrande Group (a)(b)(c)	0
113,000	China Hongqiao Group, Ltd.	80,181
344,000	China Minsheng Banking Corporation, Ltd. - H Shares	99,915
40,500	China Shenhua Energy Company, Ltd. - H Shares	106,540
201,000	Chongqing Changan Automobile Company, Ltd. - Class B	87,059
324,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	98,234
74,000	COSCO SHIPPING Holdings Company, Ltd. - H Shares	79,846
285,000	Country Garden Holdings Company, Ltd.	36,670
158,000	Dongfeng Motor Group Company, Ltd. - H Shares	71,454
426,000	Maanshan Iron & Steel Company, Ltd. - H Shares	68,378
111,000	Sunac China Holdings, Ltd. (a)(b)(c)	0
		958,772
	Czech Republic — 1.4%
2,494	CEZ AS	81,554

	Greece — 1.4%
4,459	Star Bulk Carriers Corporation — ADR	77,676

	Hong Kong — 0.0%
184,500	Shimao Group Holdings, Ltd. (a)(b)(c)	0

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 93.2% (Continued)
	India — 4.4%
45,972	Coal India, Ltd.	$136,593
120,224	Steel Authority of India, Ltd.	114,302
		250,895
	Indonesia — 6.9%
566,000	Adaro Energy Indonesia Tbk PT	144,426
1,759,100	Hanjaya Mandala Sampoerna Tbk PT	113,345
1,068,500	Perusahaan Gas Negara Tbk PT	135,296
		393,067
	Kuwait — 2.0%
10,704	Humansoft Holding Company KSC	116,180

	Malaysia — 3.2%
183,500	Hartalega Holdings Bhd	83,832
382,900	Kossan Rubber Industries Bhd	101,232
		185,064
	Mexico — 2.4%
114,891	Fibra Uno Administracion SA de CV	133,882

	Poland — 1.7%
25,384	Cyfrowy Polsat SA	95,230

	Qatar — 2.2%
47,384	Ooredoo QPSC	127,121

	Republic of Korea — 6.9%
22,371	BNK Financial Group, Inc.	100,669
1,844	KT&G Corporation	123,887
12,329	LG Uplus Corporation	99,103
3,510	Seegene, Inc.	70,720
		394,379
	Russian Federation — 0.0%
17,776	Mobile TeleSystems PJSC — ADR (a)(b)(c)	0

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 93.2% (Continued)
	Russian Federation — 0.0% (Continued)
5,978	X5 Retail Group NV — GDR (b)(c)	$0
		0
	South Africa — 6.8%
9,682	Exxaro Resources, Ltd.	107,749
142,117	Growthpoint Properties, Ltd.	100,145
4,162	Kumba Iron Ore, Ltd.	78,357
16,013	MultiChoice Group	104,587
		390,838
	Taiwan, Province of China — 12.7%
65,000	China Motor Corporation	84,219
14,400	Evergreen Marine Corporation Taiwan, Ltd.	61,448
16,071	Himax Technologies, Inc. - ADR	90,962
63,000	Nanya Technology Corporation	106,556
56,000	Pegatron Corporation	102,537
39,000	Radiant Opto-Electronics Corporation	119,097
12,000	Simplo Technology Company, Ltd.	95,523
36,000	Yang Ming Marine Transport Corporation	67,257
		727,599
	Thailand — 5.1%
207,400	Bangkok Chain Hospital pcl - NVDR	100,812
109,000	Ratch Group pcl - NVDR	117,420
251,100	Sri Trang Gloves Thailand pcl - NVDR	73,232
		291,464
	Turkey — 11.1%
63,075	Anadolu Efes Biracilik Ve Malt Sanayii AS	162,613
637,530	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	151,132
31,091	Tofas Turk Otomobil Fabrikasi AS	164,456
112,625	Turkcell Iletisim Hizmetleri AS	155,229
		633,430
	TOTAL COMMON STOCKS (Cost $7,338,933)	5,323,708

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 6.3%
	Brazil — 6.3%
18,056	Braskem SA - Class A	$115,034
58,077	Cia Energetica de Minas Gerais	125,733
21,053	Petroleo Brasileiro SA	119,563
		360,330
	TOTAL PREFERRED STOCKS (Cost $358,603)	360,330

	SHORT-TERM INVESTMENTS — 0.7%
39,521	Invesco Government & Agency Portfolio, Institutional Class — 3.07% (d)	39,521
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,521)	39,521
	TOTAL INVESTMENTS (Cost $7,737,057) — 100.2%	5,723,559
	Liabilities in Excess of Other Assets — (0.2)%	(10,213)
	NET ASSETS — 100.0%	$5,713,346

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0 which represents 0.00% of net assets.
(d)	Rate shown is the annualized seven-day yield as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 95.5%
	Australia — 11.9%
6,328	AGL Energy, Ltd.	$27,556
5,626	Dexus	27,917
2,953	Fortescue Metals Group, Ltd.	27,758
552	Rio Tinto, Ltd.	31,132
1,531	Sonic Healthcare, Ltd.	32,082
13,932	Stockland	32,072
1,718	Woodside Energy Group, Ltd.	39,527
		218,044
	Austria — 4.4%
824	BAWAG Group AG (a)	39,840
875	OMV AG	40,335
		80,175
	Denmark — 1.7%
15	AP Moller - Maersk A/S - Class B	31,384

	Finland — 2.4%
3,190	Fortum Oyj	44,912

	France — 8.3%
826	BNP Paribas SA	38,774
4,255	Credit Agricole SA	38,631
3,581	Orange SA	34,087
747	TotalEnergies SE	40,680
		152,172
	Germany — 7.0%
1,083	Covestro AG (a)	36,864
1,327	Fresenius SE & Company KGaA	30,559
127	Hapag-Lloyd AG (a)	22,958
662	Mercedes-Benz Group AG	38,341
		128,722
	Hong Kong — 6.3%
6,000	CK Infrastructure Holdings, Ltd.	28,510
26,000	HKT Trust & HKT, Ltd. - SS	29,379

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.5% (Continued)
	Hong Kong — 6.3% (Continued)
1,000	Orient Overseas International, Ltd.	$14,612
6,500	Swire Pacific, Ltd. - Class A	43,017
		115,518
	Israel — 1.1%
819	ZIM Integrated Shipping Services, Ltd.	19,238

	Italy — 8.5%
2,534	Assicurazioni Generali SpA	38,043
5,806	Banca Mediolanum SpA	43,496
3,302	Eni SpA	43,255
13,319	Hera SpA	31,751
		156,545
	Japan — 18.2%
1,700	BIPROGY, Inc.	36,771
1,900	Brother Industries, Ltd.	32,354
400	Daito Trust Construction Company, Ltd.	39,587
3,700	Inpex Corporation	37,788
2,100	Japan Tobacco, Inc.	34,813
1,500	Kawasaki Kisen Kaisha, Ltd.	22,817
1,100	Lawson, Inc.	35,153
500	SCREEN Holdings Company, Ltd.	27,551
2,400	Seiko Epson Corporation	32,714
1,300	Takeda Pharmaceutical Company, Ltd.	34,268
		333,816
	Luxembourg — 1.3%
11,623	Aroundtown SA	23,067

	Netherlands — 2.1%
2,864	Stellantis NV	38,666

	Norway — 1.6%
3,148	Telenor ASA	28,613

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.5% (Continued)
	Spain — 3.3%
1,977	Red Electrica Corporation SA	$31,947
8,263	Telefonica SA	28,461
		60,408
	Sweden — 1.5%
4,987	Telefonaktiebolaget LM Ericsson - Class B	27,709

	Switzerland — 1.9%
431	Novartis AG	34,842

	United Kingdom — 14.0%
1,154	Anglo American plc	34,658
6,155	Barratt Developments plc	26,660
900	British American Tobacco plc	35,578
1,765	GSK plc	29,032
1,659	Imperial Brands plc	40,570
644	Rio Tinto plc	33,640
11,860	Tesco plc	29,372
23,846	Vodafone Group plc	27,905
		257,415
	TOTAL COMMON STOCKS (Cost $2,183,953)	1,751,246

	PREFERRED STOCKS — 3.9%
	Germany — 3.9%
498	Bayerische Motoren Werke AG	36,767
269	Volkswagen AG	34,387
		71,154
	TOTAL PREFERRED STOCKS (Cost $75,230)	71,154

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.6%
11,443	Invesco Government & Agency Portfolio, Institutional Class — 3.07% (b)	$11,443
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,443)	11,443
	TOTAL INVESTMENTS (Cost $2,270,626) — 100.0%	1,833,843
	Other Assets in Excess of Liabilities — 0.0% (c)	93
	NET ASSETS — 100.0%	$1,833,936

Percentages are stated as a percent of net assets.
SS	Stapled Security.
(a)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $99,662, which represents 5.43% of total net assets.

(b)	Rate shown is the annualized seven-day yield as of October 31, 2022.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7%
	Consumer Discretionary — 3.3%
	Brunswick Corporation
22,366	6.500%, 10/15/2048	$545,283
15,112	6.625%, 01/15/2049	388,379
27,806	6.375%, 04/15/2049	634,811
	Dillard’s Capital Trust I
24,180	7.500%, 08/01/2038	624,328
	Fossil Group, Inc.
18,133	7.000%, 11/30/2026	229,020
	Qurate Retail, Inc.
38,288	8.000%, 03/15/2031	1,846,247
	TravelCenters of America, Inc.
13,297	8.250%, 01/15/2028	336,946
14,508	8.000%, 12/15/2029	367,633
12,090	8.000%, 10/15/2030	305,151
		5,277,798
	Consumer Staples — 3.8%
	CHS, Inc.
64,858	Series 1, 7.875%, Perpetual	1,664,256
50,776	Series 2, 7.100%, Perpetual (a)	1,271,939
59,542	Series 3, 6.750%, Perpetual (a)	1,454,611
62,564	Series 4, 7.500%, Perpetual	1,606,644
		5,997,450
	Energy — 7.5%
	Altera Infrastructure LP
14,520	Series A, 7.250%, Perpetual (b)(e)(f)	0
12,088	Series B, 8.500%, Perpetual (b)(e)(f)	0
11,613	Series E, 8.875%, Perpetual (a)(b)(e)(f)	0
	DCP Midstream LP
19,493	Series B, 7.875%, Perpetual (a)	469,781
13,297	Series C, 7.950%, Perpetual (a)	315,006
	Enbridge, Inc.
72,538	Series B, 6.375%, 04/15/2078 (a)	1,722,778

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Energy — 7.5% (Continued)
	Energy Transfer LP
54,404	Series C, 7.375%, Perpetual (a)	$1,218,650
53,800	Series D, 7.625%, Perpetual (a)	1,229,868
96,718	Series E, 7.600%, Perpetual (a)	2,227,415
	NGL Energy Partners LP
38,039	Series B, 11.653%, Perpetual (a)(f)	387,617
	NuStar Energy LP
27,382	Series A, 10.249%, Perpetual (a)	634,167
46,546	Series B, 9.126%, Perpetual (a)	988,637
20,853	Series C, 9.000%, Perpetual (a)	488,794
	NuStar Logistics LP
48,659	10.813%, 01/15/2043 (a)	1,212,096
	Seapeak LLC
20,551	Series B, 8.500%, Perpetual (a)	484,593
15,112	9.000%, Perpetual	366,466
		11,745,868
	Financials — 76.0% (c)
	ACRES Commercial Realty Corporation
14,508	Series C, 8.625%, Perpetual (a)	304,813
	AGNC Investment Corporation
39,292	Series C, 9.190%, Perpetual (a)	927,291
28,409	Series D, 6.875%, Perpetual (a)	522,441
48,659	Series E, 6.500%, Perpetual (a)	953,716
69,516	Series F, 6.125%, Perpetual (a)	1,292,998
18,133	Series G, 7.750%, Perpetual (a)(f)	376,804
	Allstate Corporation
60,448	5.100%, 01/15/2053 (a)	1,461,633
	American Equity Investment Life Holding Company
48,358	Series A, 5.950%, Perpetual (a)	1,089,506
36,270	Series B, 6.625%, Perpetual (a)	840,013
	Annaly Capital Management, Inc.
87,046	Series F, 8.667%, Perpetual (a)	2,096,938
51,382	Series G, 6.500%, Perpetual (a)	1,050,248
53,496	Series I, 6.750%, Perpetual (a)	1,113,787

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Financials — 76.0% (c) (Continued)
	Arbor Realty Trust, Inc.
33,700	Series F, 6.250%, Perpetual (a)	$630,190
	Argo Group International Holdings, Ltd.
18,133	7.000%, Perpetual (a)	362,660
	Aspen Insurance Holdings, Ltd.
33,245	5.950%, Perpetual (a)	758,318
	Athene Holding, Ltd.
104,274	Series A, 6.350%, Perpetual (a)	2,482,764
72,538	Series C, 6.375%, Perpetual (a)	1,808,372
	Atlanticus Holdings Corporation
18,133	6.125%, 11/30/2026	376,985
	B. Riley Financial, Inc.
13,444	6.750%, 05/31/2024	322,656
17,228	6.375%, 02/28/2025	376,604
25,074	5.500%, 03/31/2026	533,575
20,213	6.500%, 09/30/2026	414,771
39,013	5.000%, 12/31/2026	780,650
27,806	6.000%, 01/31/2028	512,186
38,234	5.250%, 08/31/2028	648,831
	Bank of America Corporation
27,080	Series 2, 3.693%, Perpetual (a)	511,270
19,045	Series 4, 5.190%, Perpetual (a)	358,617
38,189	Series 5, 4.000%, Perpetual (a)	727,501
28,734	Series E, 4.790%, Perpetual (a)	531,579
95,096	Series K, 6.450%, 12/15/2066 (a)	2,415,438
122,267	Series GG, 6.000%, Perpetual	2,909,955
	Chimera Investment Corporation
39,292	Series B, 8.000%, Perpetual (a)	730,831
31,434	Series C, 7.750%, Perpetual (a)	534,378
24,180	Series D, 8.000%, Perpetual (a)	432,822
	Citigroup, Inc.
114,852	Series J, 7.125%, Perpetual (a)	2,866,706
180,741	Series K, 6.875%, Perpetual (a)	4,561,903
	Citizens Financial Group, Inc.
36,270	Series D, 6.350%, Perpetual (a)	850,532

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Financials — 76.0% (c) (Continued)
	Compass Diversified Holdings
12,090	Series B, 7.875%, Perpetual (a)	$295,359
	ConnectOne Bancorp, Inc.
13,904	Series A, 5.250%, Perpetual (a)	286,005
	Cowen, Inc.
12,090	7.750%, 06/15/2033	306,965
	Dynex Capital, Inc.
13,481	Series C, 6.900%, Perpetual (a)	278,787
	Ellington Financial, Inc.
13,904	6.750%, Perpetual (a)	280,027
14,508	Series B, 6.250%, Perpetual (a)	263,175
	Enstar Group, Ltd.
48,358	Series D, 7.000%, Perpetual (a)	1,062,909
	Fifth Third Bancorp
54,404	Series I, 6.625%, Perpetual (a)	1,372,069
	First Eagle Alternative Capital BDC, Inc.
13,492	5.000%, 05/25/2026	317,602
	First Horizon Corporation
12,090	Series D, 6.100%, Perpetual (a)	272,509
	FNB Corporation
13,405	7.250%, Perpetual (a)	332,578
	Gladstone Investment Corporation
15,467	5.000%, 05/01/2026	352,647
16,266	4.875%, 11/01/2028	336,869
	Goldman Sachs Group, Inc.
66,145	Series A, 3.750%, Perpetual (a)	1,208,469
17,641	Series C, 5.190%, Perpetual (a)	330,239
119,060	Series D, 4.000%, Perpetual (a)	2,190,704
88,196	Series J, 5.500%, Perpetual (a)	2,170,504
61,735	Series K, 6.375%, Perpetual (a)	1,527,941
	Granite Point Mortgage Trust, Inc.
24,874	Series A, 7.000%, Perpetual (a)	494,246
	Hartford Financial Services Group, Inc.
41,710	Series G, 6.000%, Perpetual	1,023,563

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Financials — 76.0% (c) (Continued)
	Heartland Financial USA, Inc.
13,904	Series E, 7.000%, Perpetual (a)	$350,659
	Invesco Mortgage Capital, Inc.
13,715	Series B, 7.750%, Perpetual (a)	263,328
23,624	Series C, 7.500%, Perpetual (a)	428,067
	JPMorgan Chase & Company
223,662	Series EE, 6.000%, Perpetual	5,457,353
	Kemper Corporation
18,133	5.875%, 03/15/2062 (a)	378,798
	KeyCorp
60,448	Series E, 6.125%, Perpetual (a)	1,410,856
72,538	6.200%, Perpetual (a)(f)	1,768,477
	M&T Bank Corporation
30,224	Series H, 5.625%, Perpetual (a)	687,294
	Merchants Bancorp
15,112	Series B, 6.000%, Perpetual (a)	332,313
15,715	8.250%, Perpetual (a)(f)	412,519
	MetLife, Inc.
72,538	Series A, 4.293%, Perpetual (a)	1,489,205
	MFA Financial, Inc.
33,245	Series C, 6.500%, Perpetual (a)	591,096
	Midland States Bancorp, Inc.
13,904	7.750%, Perpetual (a)(f)	351,910
	Morgan Stanley
74,152	Series A, 5.140%, Perpetual (a)	1,390,350
58,143	Series E, 7.125%, Perpetual (a)	1,456,482
57,299	Series F, 6.875%, Perpetual (a)	1,433,621
67,411	Series I, 6.375%, Perpetual (a)	1,637,413
67,411	Series K, 5.850%, Perpetual (a)	1,544,386
	New York Community Bancorp, Inc.
62,262	Series A, 6.375%, Perpetual (a)	1,331,784
	New York Mortgage Trust, Inc.
18,509	Series D, 8.000%, Perpetual (a)	337,049
22,400	Series E, 7.875%, Perpetual (a)	407,008
17,377	Series F, 6.875%, Perpetual (a)	297,494

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Financials — 76.0% (c) (Continued)
	Newtek Business Services Corporation
12,090	5.500%, 02/01/2026	$296,568
	Old National Bancorp
14,810	Series C, 7.000%, Perpetual (a)	384,912
	PacWest Bancorp
62,050	Series A, 7.750%, Perpetual (a)	1,540,081
	PennyMac Mortgage Investment Trust
13,904	Series A, 8.125%, Perpetual (a)	299,631
23,573	Series B, 8.000%, Perpetual (a)	506,820
	PNC Financial Services Group, Inc.
159,883	Series P, 8.507%, Perpetual (a)	4,069,022
	Popular Capital Trust II
15,715	6.125%, 12/01/2034	402,147
	Ready Capital Corporation
24,335	5.750%, 02/15/2026	531,720
12,392	6.200%, 07/30/2026	278,820
	Regions Financial Corporation
60,448	Series B, 6.375%, Perpetual (a)	1,493,066
60,448	Series C, 5.700%, Perpetual (a)	1,258,527
	Reinsurance Group of America, Inc.
30,097	7.663%, 09/15/2042 (a)	762,056
84,628	7.125%, 10/15/2052 (a)(f)	2,143,627
48,358	5.750%, 06/15/2056 (a)	1,135,930
	Rithm Capital Corporation
18,768	Series A, 7.500%, Perpetual (a)	344,768
34,154	Series B, 7.125%, Perpetual (a)	595,646
48,629	Series C, 6.375%, Perpetual (a)	783,899
56,216	Series D, 7.000%, Perpetual (a)	986,591
	SiriusPoint, Ltd.
24,180	Series B, 8.000%, Perpetual (a)	570,648
	SLM Corporation
12,090	Series B, 4.993%, Perpetual (a)	698,077
	State Street Corporation
90,672	Series D, 5.900%, Perpetual (a)	2,209,677
60,448	Series G, 5.350%, Perpetual (a)	1,453,774

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Financials — 76.0% (c) (Continued)
	Synovus Financial Corporation
24,180	Series D, 6.300%, Perpetual (a)	$565,812
42,314	Series E, 5.875%, Perpetual (a)	935,139
	Trinity Capital, Inc.
21,155	7.000%, 01/16/2025	521,471
	Truist Financial Corporation
20,856	Series I, 4.970%, Perpetual (a)	367,066
	Two Harbors Investment Corporation
17,377	Series A, 8.125%, Perpetual (a)	317,999
34,758	Series B, 7.625%, Perpetual (a)	620,778
35,664	Series C, 7.250%, Perpetual (a)	649,798
	U.S. Bancorp
1,740	Series A, 5.099%, Perpetual (a)	1,319,790
120,896	Series B, 4.679%, Perpetual (a)	2,162,829
	Valley National Bancorp
13,904	Series A, 6.250%, Perpetual (a)	308,808
12,090	Series B, 7.856%, Perpetual (a)	291,611
	Voya Financial, Inc.
36,270	Series B, 5.350%, Perpetual (a)	768,561
	Wells Fargo & Company
208,547	Series Q, 5.850%, Perpetual (a)	4,744,444
101,555	Series R, 6.625%, Perpetual (a)	2,539,891
	WesBanco, Inc.
18,133	Series A, 6.750%, Perpetual (a)	454,413
	Western Alliance Bancorp
36,270	Series A, 4.250%, Perpetual (a)	725,400
	Wintrust Financial Corporation
15,112	Series D, 6.500%, Perpetual (a)	371,151
34,758	Series E, 6.875%, Perpetual (a)	880,420
	Zions Bancorp NA
16,731	Series G, 6.300%, Perpetual (a)	422,123
		119,644,422

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Industrials — 3.2%
	Air Lease Corporation
30,224	Series A, 6.150%, Perpetual (a)	$649,816
	Atlas Corporation
15,394	Series D, 7.950%, Perpetual	376,999
18,133	Series I, 8.000%, Perpetual (a)	389,316
	Babcock & Wilcox Enterprises, Inc.
19,344	8.125%, 02/28/2026	442,204
18,308	6.500%, 12/31/2026	378,792
	Charah Solutions, Inc.
16,322	8.500%, 08/31/2026	316,647
	Fortress Transportation & Infrastructure Investors, LLC
12,634	Series A, 8.250%, Perpetual (a)	256,470
14,931	Series B, 8.000%, Perpetual (a)	297,426
12,694	Series C, 8.250%, Perpetual (a)	238,012
	Global Ship Lease, Inc.
13,176	8.750%, Perpetual	331,508
	Steel Partners Holdings LP
19,409	Series A, 6.000%, 02/07/2026	447,378
	Textainer Group Holdings, Ltd.
18,133	7.000%, Perpetual (a)	417,059
	Triton International, Ltd.
17,377	8.000%, Perpetual	424,346
		4,965,973
	Information Technology — 0.2%
	Synchronoss Technologies, Inc.
15,112	8.375%, 06/30/2026	287,430

	Real Estate — 0.7%
	Brookfield DTLA Fund Office Trust Investor, Inc.
29,408	Series A, 7.625%, Perpetual (f)	202,915
	Cedar Realty Trust, Inc.
15,112	Series C, 6.500%, Perpetual	127,696
	Gladstone Land Corporation
18,001	Series B, 6.000%, Perpetual	443,545

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.7% (Continued)
	Real Estate — 0.7% (Continued)
	iStar, Inc.
12,090	Series D, 8.000%, Perpetual	$294,875
	Pennsylvania Real Estate Investment Trust
20,853	Series C, 7.200%, Perpetual (f)	40,663
15,112	Series D, 6.875%, Perpetual (f)	29,922
		1,139,616
	Utilities — 5.0%
	Algonquin Power & Utilities Corporation
42,314	Series 19-A, 6.200%, 07/01/2079 (a)	959,259
34,758	6.875%, 10/17/2078 (a)	780,317
	Duke Energy Corporation
60,448	5.625%, 09/15/2078	1,432,013
	NiSource, Inc.
60,448	Series B, 6.500%, Perpetual (a)	1,493,670
	SCE Trust III
33,245	Series H, 5.750%, Perpetual (a)	642,958
	SCE Trust IV
39,292	Series J, 5.375%, Perpetual (a)	704,899
	SCE Trust V
36,270	Series K, 5.450%, Perpetual (a)	695,659
	Tennessee Valley Authority
25,145	Series A, 2.216%, 05/01/2029 (a)	517,735
30,949	Series D, 2.134%, 06/01/2028 (a)	668,808
		7,895,318
	TOTAL PREFERRED STOCKS (Cost $172,053,924)	156,953,875

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.8%
1,182,365	Invesco Government & Agency Portfolio, Institutional Class — 3.07% (d)	$1,182,365
	TOTAL SHORT—TERM INVESTMENTS (Cost $1,182,365)	1,182,365
	TOTAL INVESTMENTS (Cost $173,236,289) — 100.5%	158,136,240
	Liabilities in Excess of Other Assets — (0.5)%	(772,182)
	NET ASSETS — 100.0%	$157,364,058

Percentages are stated as a percent of net assets.
(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2022.

(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of October 31, 2022.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0 which represents 0.00% of net assets.
(f)	Non-income producing security.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 2.2%
17,951	Nexstar Media Group, Inc. — Class A	$3,075,006

	Consumer Discretionary — 9.4%
17,247	Advance Auto Parts, Inc.	3,275,550
17,538	Brunswick Corporation	1,239,410
31,814	Hasbro, Inc.	2,075,864
25,886	LCI Industries	2,746,763
85,736	MDC Holdings, Inc.	2,611,519
12,780	Penske Automotive Group, Inc.	1,426,504
		13,375,610
	Consumer Staples — 7.6%
48,636	Inter Parfums, Inc.	3,933,679
17,232	Lancaster Colony Corporation	3,106,585
120,609	Reynolds Consumer Products, Inc.	3,683,399
		10,723,663
	Energy — 0.8%
43,530	World Fuel Services Corporation	1,109,580

	Financials — 17.8%
51,862	Evercore, Inc. - Class A	5,450,696
101,174	First Financial Bancorp	2,637,606
83,904	First Interstate BancSystem, Inc. - Class A	3,826,861
168,018	Home BancShares, Inc.	4,282,779
53,524	Horace Mann Educators Corporation	2,112,057
145,192	Huntington Bancshares, Inc.	2,204,015
129,745	Regions Financial Corporation	2,847,903
64,830	Victory Capital Holdings, Inc. - Class A	1,874,884
		25,236,801
	Health Care — 8.2%
43,123	Patterson Companies, Inc.	1,119,904
123,210	Perrigo Company plc - ADR	4,962,899
38,746	Quest Diagnostics, Inc.	5,565,863
		11,648,666

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 17.7%
59,328	Booz Allen Hamilton Holding Corporation	$6,457,853
25,377	Hubbell, Inc.	6,026,530
33,044	Insperity, Inc.	3,899,853
19,378	Snap-on, Inc.	4,302,885
15,998	Watsco, Inc.	4,334,818
		25,021,939
	Information Technology — 16.9%
65,467	Amdocs, Ltd. - ADR	5,650,457
53,257	Avnet, Inc.	2,140,399
33,569	Broadridge Financial Solutions, Inc.	5,037,364
80,814	CSG Systems International, Inc.	5,226,241
50,800	NetApp, Inc.	3,518,916
43,690	Silicon Motion Technology Corporation - ADR	2,336,978
		23,910,355
	Materials — 7.0%
15,982	Avery Dennison Corporation	2,709,748
92,263	Avient Corporation	3,182,151
25,227	RPM International, Inc.	2,385,718
26,065	Sonoco Products Company	1,618,115
		9,895,732
	Real Estate — 6.6%
65,491	Agree Realty Corporation	4,499,231
30,302	Equity LifeStyle Properties, Inc.	1,938,116
50,234	Terreno Realty Corporation	2,870,371
		9,307,718
	Utilities — 5.5%
61,212	Alliant Energy Corporation	3,193,430
21,974	Atmos Energy Corporation	2,341,329
86,188	NiSource, Inc.	2,214,170
		7,748,929
	TOTAL COMMON STOCKS (Cost $140,819,351)	141,053,999

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2022 (Continued)

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 0.2%
	U.S. Treasury Bills — 0.2%
$100,000	United States Treasury Bill (a)	2.70%	12/1/2022	$99,716
151,000	United States Treasury Bill (a)	3.04%	12/15/2022	150,356
	TOTAL SHORT-TERM INVESTMENTS (Cost $250,206)			250,072
	TOTAL INVESTMENTS (Cost $141,069,557) — 99.9%			141,304,071
	Other Assets in Excess of Liabilities — 0.1%			186,157
	NET ASSETS — 100.0%			$141,490,228

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Zero coupon bond.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 100.1%
	Communication Services — 10.7%
525	Alphabet, Inc. - Class A (a)	$49,618
217	Baidu, Inc. - ADR (a)	16,616
654	Bilibili, Inc. - ADR (a)	5,834
389	Bumble, Inc. - Class A (a)	9,880
505	Cargurus, Inc. (a)	7,353
705	Kanzhun, Ltd. - ADR (a)	7,705
176	Match Group, Inc. (a)	7,603
349	Meta Platforms, Inc. - Class A (a)	32,513
353	NetEase, Inc. - ADR	19,634
428	Pinterest, Inc. - Class A (a)	10,529
1,042	ROBLOX Corporation - Class A (a)	46,619
507	Sea, Ltd. - ADR (a)	25,188
835	Snap, Inc. - Class A (a)	8,275
332	Take-Two Interactive Software, Inc. (a)	39,335
758	Tencent Holdings, Ltd. - ADR	19,920
649	Trade Desk, Inc. - Class A (a)	34,553
412	TripAdvisor, Inc. (a)	9,731
230	ZoomInfo Technologies, Inc. (a)	10,242
		361,148
	Consumer Discretionary — 14.2%
333	Alibaba Group Holding, Ltd. - ADR (a)	21,172
452	Amazon.com, Inc. (a)	46,303
531	BYD Company, Ltd. - ADR	24,012
974	Coupang, Inc. (a)	16,821
682	DoorDash, Inc. - Class A (a)	29,687
93	Etsy, Inc. (a)	8,734
1,643	Farfetch, Ltd. - Class A (a)	13,933
1,113	Fisker, Inc. (a)	9,071
532	Global-e Online, Ltd. (a)	13,454
582	Li Auto, Inc. - ADR (a)	7,927
2,610	Lucid Group, Inc. (a)	37,297
687	Meituan - ADR (a)	22,046
37	MercadoLibre, Inc. (a)	33,360

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.1% (Continued)
	Consumer Discretionary — 14.2% (Continued)
1,144	Naspers, Ltd. - ADR	$23,360
1,655	NIO, Inc. - ADR (a)	16,004
435	Pinduoduo, Inc. - ADR (a)	23,851
2,616	Prosus NV - ADR	22,445
1,257	Rivian Automotive, Inc. - Class A (a)	43,957
207	Tesla, Inc. (a)	47,101
194	Xometry, Inc. - Class A (a)	11,652
936	XPeng, Inc. - ADR (a)	6,196
		478,383
	Energy — 0.4%
518	Archaea Energy, Inc. (a)	13,370

	Industrials — 11.4%
1,146	ABB, Ltd. - ADR	31,905
56	Accelleron Industries AG - ADR (a)	947
116	AeroVironment, Inc. (a)	10,614
1,307	Airbus SE - ADR	35,328
85	Axon Enterprise, Inc. (a)	12,363
394	Bloom Energy Corporation - Class A (a)	7,372
261	Boeing Company (a)	37,195
635	ChargePoint Holdings, Inc. (a)	8,877
53	Chart Industries, Inc. (a)	11,813
538	Fluence Energy, Inc. (a)	8,032
41	Generac Holdings, Inc. (a)	4,752
63	HEICO Corporation	10,246
167	Hexcel Corporation	9,302
278	Howmet Aerospace, Inc.	9,883
191	MTU Aero Engines AG - ADR	17,146
361	Plug Power, Inc. (a)	5,769
40	RBC Bearings, Inc. (a)	10,141
1,845	Rocket Lab USA, Inc. (a)	9,391
168	Rockwell Automation, Inc.	42,890
1,251	Safran SA - ADR	34,803

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.1% (Continued)
	Industrials — 11.4% (Continued)
1,322	Schneider Electric SE - ADR	$33,433
337	Spirit AeroSystems Holdings, Inc. - Class A	7,805
675	Stem, Inc. (a)	9,180
302	Sunrun, Inc. (a)	6,798
790	Symbotic, Inc. (a)	9,749
		385,734
	Information Technology — 59.7% (b)
156	Adobe, Inc. (a)	49,686
700	Advanced Micro Devices, Inc. (a)	42,042
420	Affirm Holdings, Inc. (a)	8,429
441	Allegro MicroSystems, Inc. (a)	11,206
159	Alteryx, Inc. - Class A (a)	7,748
321	Amadeus IT Group SA - ADR (a)	16,724
151	Ambarella, Inc. (a)	8,264
266	Analog Devices, Inc.	37,937
365	Apple, Inc.	55,969
343	Arista Networks, Inc. (a)	41,455
544	Asana, Inc. - Class A (a)	11,206
133	Atlassian Corporation - Class A (a)	26,963
202	Autodesk, Inc. (a)	43,289
153	Axcelis Technologies, Inc. (a)	8,874
65	Bill.com Holdings, Inc. (a)	8,668
149	Blackline, Inc. (a)	8,344
584	Block, Inc. (a)	35,081
250	Braze, Inc. - Class A (a)	7,403
237	Cadence Design Systems, Inc. (a)	35,879
169	Calix, Inc. (a)	12,445
362	Canadian Solar, Inc. (a)	12,272
1,935	Chindata Group Holdings, Ltd. - ADR (a)	10,275
165	Cloudflare, Inc. - Class A (a)	9,293
229	Cognex Corporation	10,587
219	Coherent Corporation (a)	7,361
378	Confluent, Inc. - Class A (a)	10,161
171	Coupa Software, Inc. (a)	9,102

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.1%
	Information Technology 59.7% (b) — (Continued)
231	Crowdstrike Holdings, Inc. - Class A (a)	$37,237
116	CyberArk Software, Ltd. (a)	18,202
414	Datadog, Inc. - Class A (a)	33,331
253	DigitalOcean Holdings, Inc. (a)	9,088
658	Dlocal, Ltd. (a)	14,673
374	DoubleVerify Holdings, Inc. (a)	10,932
267	Dynatrace, Inc. (a)	9,409
120	Elastic NV (a)	7,674
142	Enphase Energy, Inc. (a)	43,594
105	Entegris, Inc.	8,331
98	EPAM Systems, Inc. (a)	34,300
76	First Solar, Inc. (a)	11,063
101	Five9, Inc. (a)	6,086
406	Flywire Corporation (a)	8,912
827	Fortinet, Inc. (a)	47,271
644	GDS Holdings, Ltd. - ADR (a)	5,558
193	Gitlab, Inc. - Class A (a)	9,353
80	Globant SA (a)	15,094
321	HashiCorp, Inc. - Class A (a)	9,864
32	HubSpot, Inc. (a)	9,490
110	Impinj, Inc. (a)	12,609
137	Intuit, Inc.	58,568
284	JinkoSolar Holding Company, Ltd. - ADR (a)	13,484
605	Lasertec Corporation - ADR (a)	16,734
187	Lattice Semiconductor Corporation (a)	9,071
1,322	Marqeta, Inc. - Class A (a)	10,417
873	Marvell Technology, Inc.	34,641
284	MaxLinear, Inc. (a)	8,770
224	Microsoft Corporation	51,997
147	Monday.com, Ltd. (a)	15,720
40	MongoDB, Inc. (a)	7,321
94	Monolithic Power Systems, Inc.	31,908
165	Nova, Ltd. (a)	12,162
74	Novanta, Inc. (a)	10,464

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.1%
	Information Technology 59.7% (b) — (Continued)
414	NVIDIA Corporation	$55,878
159	Okta, Inc. (a)	8,923
143	Onto Innovation, Inc. (a)	9,558
1,076	Pagseguro Digital, Ltd. - Class A (a)	14,720
1,298	Palantir Technologies, Inc. - Class A (a)	11,409
220	Palo Alto Networks, Inc. (a)	37,750
119	Paycom Software, Inc. (a)	41,174
41	Paylocity Holding Corporation (a)	9,503
1,455	Payoneer Global, Inc. (a)	11,276
183	Procore Technologies, Inc. (a)	10,003
345	Pure Storage, Inc. - Class A (a)	10,647
107	Qorvo, Inc. (a)	9,211
444	QUALCOMM, Inc.	52,241
179	Rapid7, Inc. (a)	8,103
227	RingCentral, Inc. - Class A (a)	8,063
1,364	Sabre Corporation (a)	7,925
375	Salesforce, Inc. (a)	60,971
752	Samsara, Inc. - Class A (a)	9,257
146	Seagate Technology Holdings plc	7,250
379	SentinelOne, Inc. - Class A (a)	8,656
92	ServiceNow, Inc. (a)	38,708
225	Shift4 Payments, Inc. - Class A (a)	10,343
81	Silicon Laboratories, Inc. (a)	9,309
97	SiTime Corporation (a)	8,712
314	Smartsheet, Inc. - Class A (a)	10,965
232	Snowflake, Inc. - Class A (a)	37,190
61	SolarEdge Technologies, Inc. (a)	14,032
111	Splunk, Inc. (a)	9,225
170	Sprout Social, Inc. - Class A (a)	10,256
468	Squarespace, Inc. - Class A (a)	10,394
121	Synopsys, Inc. (a)	35,399
380	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	23,389
260	Tenable Holdings, Inc. (a)	10,566
116	Teradyne, Inc.	9,437

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.1%
	Information Technology 59.7% (b) — (Continued)
524	Toast, Inc. - Class A (a)	$11,575
143	Twilio, Inc. - Class A (a)	10,635
602	UiPath, Inc. - Class A (a)	7,615
236	Unity Software, Inc. (a)	6,962
89	Universal Display Corporation	8,475
291	Visa, Inc. - Class A	60,284
87	Wolfspeed, Inc. (a)	6,851
251	Workday, Inc. - Class A (a)	39,111
275	Zscaler, Inc. (a)	42,378
		2,014,320
	Materials — 1.9%
156	Albemarle Corporation	43,660
3,545	Ginkgo Bioworks Holdings, Inc. (a)	9,678
317	Livent Corporation (a)	10,007
		63,345
	Utilities — 1.8%
499	Atlantica Sustainable Infrastructure plc	13,827
260	Clearway Energy, Inc. - Class C	9,032
119	NextEra Energy Partners LP	8,814
105	Ormat Technologies, Inc.	9,497
2,318	ReNew Energy Global plc - Class A (a)	13,468
399	Sunnova Energy International, Inc. (a)	7,398
		62,036
	TOTAL COMMON STOCKS (Cost $3,941,148)	3,378,336

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.0% (c)
1,440	Invesco Government & Agency Portfolio, Institutional Class — 3.07% (d)	$1,440
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,440)	1,440
	TOTAL INVESTMENTS (Cost $3,942,588) — 100.1%	3,379,776
	Liabilities in Excess of Other Assets — (0.1)%	(3,025)
	NET ASSETS — 100.0%	$3,376,751

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of October 31, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2022

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in securities, at value*	$67,672,524	$5,723,559	$1,833,843
Foreign currency, at value*	—	2,683	—
Dividends and interest receivable	89,641	28,443	7,685
Receivable for capital shares sold	—	—	—
Receivable for securities sold	—	6,776	—
Cash	—	—	—
Total assets	67,762,165	5,761,461	1,841,528

LIABILITIES
Payable for securities purchased	—	—	—
Distribution payable	178,000	45,000	7,000
Payable for capital shares redeemed	—	—	—
Deferred foreign capital gains tax	—	767	—
Management fees payable	15,860	2,348	592
Total liabilities	193,860	48,115	7,592
NET ASSETS	$67,568,305	$5,713,346	$1,833,936

Net Assets Consist of:
Paid-in capital	$73,758,146	$9,055,663	$2,645,471
Total distributable earnings (accumulated deficit)	(6,189,841)	(3,342,317)	(811,535)
Net assets	$67,568,305	$5,713,346	$1,833,936

Net Asset Value:
Net assets	$67,568,305	$5,713,346	$1,833,936
Shares outstanding ^	2,375,000	375,000	100,000
Net asset value, offering and redemption price per share	$28.45	$15.24	$18.34
* Identified Cost:
Investments in Securities	$71,809,290	$7,737,057	$2,270,626
Foreign Currency	—	2,704	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2022 (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
ASSETS
Investments in securities, at value*	$158,136,240	$141,304,071	$3,379,776
Foreign currency, at value*	—	—	—
Dividends and interest receivable	604,377	89,601	6
Receivable for capital shares sold	—	4,352,642	—
Receivable for securities sold	23,281,986	1,824,890	1,124,429
Cash	—	303,782	—
Total assets	182,022,603	147,874,986	4,504,211

LIABILITIES
Payable for securities purchased	24,057,837	5,144,272	—
Distribution payable	540,000	258,000	—
Payable for capital shares redeemed	—	920,304	1,125,595
Deferred foreign capital gains tax	—	—	—
Management fees payable	60,708	62,182	1,865
Total liabilities	24,658,545	6,384,758	1,127,460
NET ASSETS	$157,364,058	$141,490,228	$3,376,751

Net Assets Consist of:
Paid-in capital	$187,961,536	$146,896,636	$4,058,768
Total distributable earnings (accumulated deficit)	(30,597,478)	(5,406,408)	(682,017)
Net assets	$157,364,058	$141,490,228	$3,376,751

Net Asset Value:
Net assets	$157,364,058	$141,490,228	$3,376,751
Shares outstanding ^	7,600,000	6,150,000	150,000
Net asset value, offering and redemption price per share	$20.71	$23.01	$22.51
* Identified Cost:
Investments in Securities	$173,236,289	$141,069,557	$3,942,588
Foreign Currency	—	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Period Ended October 31, 2022

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF		AAM S&P Developed Markets High Dividend Value ETF
INCOME
Dividends^	$2,331,959	$545,751		$122,939
Interest	1,918	346		70
Total investment income	2,333,877	546,097		123,009

EXPENSES
Management fees	175,436	33,654		8,548
Total expenses	175,436	33,654		8,548
Net investment income (loss)	2,158,441	512,443		114,461

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,622,119	(676,503	)(1)	(75,116)
Foreign currency	—	(23,351)		(396)
Net increase from payment by sub-adviser (Note 4)	—	47,299		—
Change in unrealized appreciation (depreciation) on:
Investments	(7,543,894)	(1,706,406	)(2)	(487,888)
Foreign currency	—	522		(88)
Net realized and unrealized gain (loss) on investments	(4,921,775)	(2,358,439)		(563,488)
Net increase (decrease) in net assets resulting from operations	$(2,763,334)	$(1,845,996)		$(449,027)

^ Net of foreign withholding taxes	$2,717	$58,174		$17,377

(1)	Net of foreign capital gains tax of $16,842.
(2)	Net of change in deferred foreign capital gains tax of $(13,201).

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Period Ended October 31, 2022 (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF*
INCOME
Dividends^	$8,125,984	$1,819,748	$2,072
Interest	6,178	2,657	14
Total investment income	8,132,162	1,822,405	2,086

EXPENSES
Management fees	652,554	407,424	6,984
Total expenses	652,554	407,424	6,984
Net investment income (loss)	7,479,608	1,414,981	(4,898)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(14,610,582)	(4,100,513)	(25,004)
Foreign currency	—	—	—
Net increase from payment by sub-adviser (Note 4)	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(15,422,799)	270,223	(562,812)
Foreign currency	—	—	—
Net realized and unrealized gain (loss) on investments	(30,033,381)	(3,830,290)	(587,816)
Net increase (decrease) in net assets resulting from operations	$(22,553,773)	$(2,415,309)	$(592,714)

^ Net of foreign withholding taxes	$1,589	$—	$66

*	Fund commenced operations on July 11, 2022. The information presented is for the period from July 11, 2022 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2022	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$2,158,441	$1,135,551
Net realized gain (loss) on investments	2,622,119	3,520,139
Change in unrealized appreciation (depreciation) on investments	(7,543,894)	5,461,526
Net increase (decrease) in net assets resulting from operations	(2,763,334)	10,117,216

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,174,972)	(1,144,279)
Total distributions to shareholders	(2,174,972)	(1,144,279)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,157,055	30,128,277
Payments for shares redeemed	(4,250,803)	(17,288,578)
Net increase (decrease) in net assets derived from capital share transactions (a)	26,906,252	12,839,699
Net increase (decrease) in net assets	$21,967,946	$21,812,636

NET ASSETS
Beginning of year	$45,600,359	$23,787,723
End of year	$67,568,305	$45,600,359

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,000,000	1,000,000
Shares redeemed	(150,000)	(600,000)
Net increase (decrease)	850,000	400,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2022	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$512,443	$378,701
Net realized gain (loss) on investments and foreign currency	(652,555)	785,749
Change in unrealized appreciation (depreciation) on investments and foreign currency	(1,705,884)	75,302
Net increase (decrease) in net assets resulting from operations	(1,845,996)	1,239,752

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(526,722)	(340,332)
Tax return of capital to shareholders	(17,084)	—
Total distributions to shareholders	(543,806)	(340,332)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	806,693	6,079,493
Transaction fees (Note 6)	72	8,651
Payments for shares redeemed	(428,448)	(4,948,485)
Net increase (decrease) in net assets derived from capital share transactions (a)	378,317	1,139,659
Net increase (decrease) in net assets	$(2,011,485)	$2,039,079

NET ASSETS
Beginning of year	$7,724,831	$5,685,752
End of year	$5,713,346	$7,724,831

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	50,000	275,000
Shares redeemed	(25,000)	(250,000)
Net increase (decrease)	25,000	25,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2022	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$114,461	$98,754
Net realized gain (loss) on investments and foreign currency	(75,512)	158,678
Change in unrealized appreciation (depreciation) on investments and foreign currency	(487,976)	385,552
Net increase (decrease) in net assets resulting from operations	(449,027)	642,984

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(116,160)	(102,252)
Total distributions to shareholders	(116,160)	(102,252)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	570,108
Payments for shares redeemed	—	(560,217)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	9,891
Net increase (decrease) in net assets	$(565,187)	$550,623

NET ASSETS
Beginning of year	$2,399,123	$1,848,500
End of year	$1,833,936	$2,399,123

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	25,000
Shares redeemed	—	(25,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2022	Year Ended October 31, 2021
OPERATIONS
Net investment income (loss)	$7,479,608	$1,369,533
Net realized gain (loss) on investments	(14,610,582)	26,512
Change in unrealized appreciation (depreciation) on investments	(15,422,799)	333,023
Net increase (decrease) in net assets resulting from operations	(22,553,773)	1,729,068

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(7,310,796)	(1,403,869)
Total distributions to shareholders	(7,310,796)	(1,403,869)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	101,584,732	114,586,072
Transaction fees (Note 6)	—	928
Payments for shares redeemed	(9,588,535)	(23,290,595)
Net increase (decrease) in net assets derived from capital share transactions (a)	91,996,197	91,296,405
Net increase (decrease) in net assets	$62,131,628	$91,621,604

NET ASSETS
Beginning of year	$95,232,430	$3,610,826
End of year	$157,364,058	$95,232,430

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	4,225,000	4,550,000
Shares redeemed	(400,000)	(925,000)
Net increase (decrease)	3,825,000	3,625,000

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2022	Period Ended October 31, 2021*
OPERATIONS
Net investment income (loss)	$1,414,981	$16,647
Net realized gain (loss) on investments	(4,100,513)	(4,989)
Change in unrealized appreciation (depreciation) on investments	270,223	(35,709)
Net increase (decrease) in net assets resulting from operations	(2,415,309)	(24,051)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,410,389)	(16,600)
Total distributions to shareholders	(1,410,389)	(16,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	159,020,886	7,521,220
Payments for shares redeemed	(20,444,657)	(740,872)
Net increase (decrease) in net assets derived from capital share transactions (a)	138,576,229	6,780,348
Net increase (decrease) in net assets	$134,750,531	$6,739,697

NET ASSETS
Beginning of year/period	$6,739,697	$—
End of year/period	$141,490,228	$6,739,697

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	6,730,000	300,000
Shares redeemed	(850,000)	(30,000)
Net increase (decrease)	5,880,000	270,000

*	Fund commenced operations on August 25, 2021. The information presented is for the period from August 25, 2021 to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Statements of Changes in Net Assets

Period Ended October 31, 2022*
OPERATIONS
Net investment income (loss)	$(4,898)
Net realized gain (loss) on investments	(25,004)
Change in unrealized appreciation (depreciation) on investments	(562,812)
Net increase (decrease) in net assets resulting from operations	(592,714)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,380,855
Payments for shares redeemed	(2,411,390)
Net increase (decrease) in net assets derived from capital share transactions (a)	3,969,465
Net increase (decrease) in net assets	$3,376,751

NET ASSETS
Beginning of period	$—
End of period	$3,376,751

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	250,000
Shares redeemed	(100,000)
Net increase (decrease)	150,000

*	Fund commenced operations on July 11, 2022. The information presented is for the period from July 11, 2022 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,				Period Ended October 31,
	2022	2021	2020	2019	2018(1)
Net asset value, beginning of year/period	$29.90	$21.14	$26.54	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.07	0.91	0.95	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	(1.44)	8.79	(5.28)	0.64	0.76
Total from investment operations	(0.37)	9.70	(4.33)	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.08)	(0.94)	(1.07)	(0.90)	(0.68)
Total distributions to shareholders	(1.08)	(0.94)	(1.07)	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—	—	—	—	0.00	(4)
Net asset value, end of year/period	$28.45	$29.90	$21.14	$26.54	$25.83

Total return	-1.37%	46.23%	-16.47%	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$67,568	$45,600	$23,788	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%	0.29%	0.29%	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	3.57%	3.19%	4.06%	3.78%	3.05	%(6)
Portfolio turnover rate (7)	68%	69%	84%	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,					Period Ended October 31,
	2022		2021	2020	2019	2018(1)
Net asset value, beginning of year/period	$22.07		$17.49	$21.39	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.47		1.32	0.93	1.01	1.13
Net realized and unrealized gain (loss) on investments (3)	(6.74	)(4)	4.36	(3.57)	(0.51)	(3.55)
Total from investment operations	(5.27)		5.68	(2.64)	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.51)		(1.13)	(1.26)	(0.87)	(0.93)
Tax return of capital to shareholders	(0.05)		—	—	—	—
Total distributions to shareholders	(1.56)		(1.13)	(1.26)	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(5)	0.03	—	0.01	0.10
Net asset value, end of year/period	$15.24		$22.07	$17.49	$21.39	$21.75

Total return	-25.14	%(6)	32.74%	-12.83%	2.40%	-9.65	%(7)

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period (Continued)

	Year Ended October 31,				Period Ended October 31,
	2022	2021	2020	2019	2018(1)
SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$5,713	$7,725	$5,686	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49	%(8)
Net investment income (loss) to average net assets	7.46%	5.89%	4.99%	4.61%	4.95	%(8)
Portfolio turnover rate (9)	123%	139%	121%	124%	104	%(7)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Includes $0.14 gain per share derived from payment from Sub-Adviser.
(5)	Less than $0.005.
(6)

The Fund had a trade error during the year resulting in a loss to the Fund of $47,299, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -25.80% before the reimbursement.

(7)	Not annualized.
(8)	Annualized.
(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,			Period Ended October 31,
	2022	2021	2020	2019(1)
Net asset value, beginning of year/period	$23.99	$18.49	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.14	0.99	0.64	1.07
Net realized and unrealized gain (loss) on investments (3)	(5.63)	5.53	(6.18)	0.29
Total from investment operations	(4.49)	6.52	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.16)	(1.02)	(1.32)	(0.84)
Total distributions to shareholders	(1.16)	(1.02)	(1.32)	(0.84)

Net asset value, end of year/period	$18.34	$23.99	$18.49	$25.35

Total return	-19.34%	35.49%	-22.83%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$1,834	$2,399	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39%	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	5.22%	4.14%	3.03%	4.65	%(5)
Portfolio turnover rate (6)	100%	96%	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,		Period Ended October 31,
	2022	2021	2020(1)
Net asset value, beginning of year/period	$25.23	$24.07	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.18	1.05	1.17
Net realized and unrealized gain (loss) on investments (3)	(4.56)	1.35	(0.98)
Total from investment operations	(3.38)	2.40	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.14)	(1.24)	(1.10)
Total distributions to shareholders	(1.14)	(1.24)	(1.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—	0.00 (4)	0.01
Net asset value, end of year/period	$20.71	$25.23	$24.07

Total return	-13.72%	10.08%	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$157,364	$95,232	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45%	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	5.74%	4.33%	5.15	%(6)
Portfolio turnover rate (7)	154%	199%	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net asset value, beginning of year/period	$24.96	$25.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.48	0.08
Net realized and unrealized gain (loss) on investments (3)	(2.01)	(0.15)
Total from investment operations	(1.53)	(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.42)	(0.07)
Total distributions to shareholders	(0.42)	(0.07)

Net asset value, end of year/period	$23.01	$24.96

Total return	-6.16%	-0.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$141,490	$6,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	2.08%	1.70	%(5)
Portfolio turnover rate (6)	31%	5	%(4)

(1)	Commencement of operations on August 25, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended October 31, 2022(1)
Net asset value, beginning of period	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(1.46)
Total from investment operations	(1.49)

Net asset value, end of period	$22.51

Total return	-6.20	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,377

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(5)
Net investment income (loss) to average net assets	-0.34	%(5)
Portfolio turnover rate (6)	27	%(4)

(1)	Commencement of operations on July 11, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
October 31, 2022

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM S&P Emerging Markets High Dividend Value ETF	November 28, 2017
AAM S&P Developed Markets High Dividend Value ETF	November 27, 2018
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	August 25, 2021
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is October 31, 2022. The period covered by these Notes to Financial Statements is the fiscal period from November 1, 2021 to October 31, 2022 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the AAM Transformers ETF is the period from July 11, 2022 to October 31, 2022 (the “current fiscal period”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$67,350,872	$—	$—	$67,350,872
Short-Term Investments	321,652	—	—	321,652
Total Investments in Securities	$67,672,524	$—	$—	$67,672,524

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,323,708	$—	$0	$5,323,708
Preferred Stocks	360,330	—	—	360,330
Short-Term Investments	39,521	—	—	39,521
Total Investments in Securities	$5,723,559	$—	$—	$5,723,559

^	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,751,246	$—	$—	$1,751,246
Preferred Stocks	71,154	—	—	71,154
Short-Term Investments	11,443	—	—	11,443
Total Investments in Securities	$1,833,843	$—	$—	$1,833,843

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$156,953,875	$—	$0	$156,953,875
Short-Term Investments	1,182,365	—	—	1,182,365
Total Investments in Securities	$158,136,240	$—	$—	$158,136,240

^	See Schedule of Investments for breakout of investments by sector classification.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$141,053,999	$—	$—	$141,053,999
Short-Term Investments	—	250,072	—	250,072
Total Investments in Securities	$141,053,999	$250,072	$—	$141,304,071

^	See Schedule of Investments for breakout of investments by sector classification.

AAM Transformers ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,378,336	$—	$—	$3,378,336
Short-Term Investments	1,440	—	—	1,440
Total Investments in Securities	$3,379,776	$—	$—	$3,379,776

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period AAM S&P 500 High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF and AAM Transformers ETF did not recognize any transfers to or from Level 3.

AAM S&P Emerging Markets High Dividend Value ETF held securities valued at $0 that were recognized as transfers in to Level 3. The transfers occurred due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the restrictions to the Russian foreign exchange and a halt in trading due to ongoing debt default. The Level 3 securities recognized $(740,220) as change in unrealized appreciation (depreciation) included in the change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

AAM Low Duration Preferred and Income Securities ETF held securities valued at $0 that were recognized as transfers in to Level 3. The transfers occurred due to a halt in trading due to the issuer filing for bankruptcy. The Level 3 securities recognized $(66,388) as change in unrealized appreciation (depreciation) included in the change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind, distribution in-excess, net operating losses, and trust preferred adjustments. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$(320,661)	$320,661
AAM S&P Emerging Markets High Dividend Value ETF	22,644	(22,644)
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	(423,049)	423,049
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	(1,511,187)	1,511,187
AAM Transformers ETF	(89,303)	89,303

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

During the current fiscal period, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 High Dividend Value ETF	$333,684
AAM S&P Emerging Markets High Dividend Value ETF	(22,674)
AAM S&P Developed Markets High Dividend Value ETF	—
AAM Low Duration Preferred and Income Securities ETF	(171,615)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,511,187
AAM Transformers ETF	94,201

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Transformers ETF. Bahl & Gaynor, Inc. serves as the sub-adviser for AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

AAM S&P 500 High Dividend Value ETF	0.29%
AAM S&P Emerging Markets High Dividend Value ETF	0.49%
AAM S&P Developed Markets High Dividend Value ETF	0.39%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.60%
AAM Transformers ETF	0.49%

Pursuant to a merger agreement signed on September 1, 2022, a subsidiary of Sun Life Financial Inc. (“Sun Life”) is expected to acquire a majority interest in AAM Holdings, Inc. (“AAM Holdings”), the Adviser’s parent company. The Transaction is expected to be completed during the first half of 2023, subject to the satisfaction of customary closing conditions, including shareholder approval of the proposals to approve new Advisory and Sub-Advisory agreements for the Funds. If approved, the new Advisory and Sub-advisory Agreements will be identical in all material respects, to the current Advisory and Sub-Advisory Agreements except for their effective and termination dates. The shareholder meeting is scheduled to be held on January 19, 2023.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$40,618,736	$40,366,769
AAM S&P Emerging Markets High Dividend Value ETF	8,647,463	8,330,672
AAM S&P Developed Markets High Dividend Value ETF	2,160,674	2,155,293
AAM Low Duration Preferred and Income Securities ETF	224,494,467	221,602,892
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	21,254,348	23,098,289
AAM Transformers ETF	1,148,012	1,128,969

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$31,049,851	$4,233,454
AAM S&P Emerging Markets High Dividend Value ETF	296,109	235,417
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	99,939,505	9,534,084
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	157,376,613	17,358,244
AAM Transformers ETF	6,366,300	2,419,100

During the current fiscal period AAM S&P Emerging Markets High Dividend Value ETF had a trade error during a regularly scheduled rebalance. This resulted in a loss to the Fund in the amount of $47,299 which was subsequently reimbursed to the Fund by the Sub-Adviser.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2022 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$72,258,882	$7,787,838	$2,283,944
Gross tax unrealized appreciation	$4,535,734	$264,157	$42,159
Gross tax unrealized depreciation	(9,122,092)	(2,328,542)	(492,381)
Net tax unrealized appreciation (depreciation)	(4,586,358)	(2,064,385)	(450,222)
Undistributed ordinary income	—	—	473
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(1,603,483)	(1,277,932)	(361,786)
Distributable earnings (accumulated deficit)	$(6,189,841)	$(3,342,317)	$(811,535)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
Tax cost of investments	$178,372,350	$143,279,270	$3,957,112
Gross tax unrealized appreciation	$255,847	$7,378,512	$77,895
Gross tax unrealized depreciation	(20,491,957)	(9,353,711)	(655,231)
Net tax unrealized appreciation (depreciation)	(20,236,110)	(1,975,199)	(577,336)
Undistributed ordinary income	260,614	4,639	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(10,621,982)	(3,435,848)	(104,681)
Distributable earnings (accumulated deficit)	$(30,597,478)	$(5,406,408)	$(682,017)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnerships.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2022, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2022, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$162,640	$1,440,843
AAM S&P Emerging Markets High Dividend Value ETF	721,833	556,099
AAM S&P Developed Markets High Dividend Value ETF	255,089	106,697
AAM Low Duration Preferred and Income Securities ETF	10,352,067	269,915
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	3,134,509	301,339
AAM Transformers ETF	104,681	—

During the year/period ended October 31, 2022, the Funds utilized the following capital loss carryforward that was available as of October 31, 2021:

	Short-Term	Long- Term
AAM S&P 500 High Dividend Value ETF	$66,202	1,953,795
AAM S&P Emerging Markets High Dividend Value ETF	—	—
AAM S&P Developed Markets High Dividend Value ETF	—	48,972
AAM Low Duration Preferred and Income Securities ETF	—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	—	—
AAM Transformers ETF	N/A	N/A

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

The tax character of distributions declared by the Funds during the year/period ended October 31, 2022 and October 31, 2021, were as follows:

	Year/Period Ended October 31, 2022
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
AAM S&P 500 High Dividend Value ETF	$2,174,972	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	526,722	—	17,084
AAM S&P Developed Markets High Dividend Value ETF	116,160	—	—
AAM Low Duration Preferred and Income Securities ETF	7,310,796	—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,410,389	—	—
AAM Transformers ETF	—	—	—

	Year/Period Ended October 31, 2021
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,144,279	$—
AAM S&P Emerging Markets High Dividend Value ETF	340,332	—
AAM S&P Developed Markets High Dividend Value ETF	102,252	—
AAM Low Duration Preferred and Income Securities ETF	1,403,869	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	16,600	—
AAM Transformers ETF	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Transformers ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM S&P 500 High Dividend Value ETF	$300
AAM S&P Emerging Markets High Dividend Value ETF	1,000
AAM S&P Developed Markets High Dividend Value ETF	500
AAM Low Duration Preferred and Income Securities ETF	500
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	300
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

AAM ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of AAM ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, and AAM Transformers ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020 and 2019 and for the period from November 28, 2017 (commencement of operations) to October 31, 2018
AAM S&P Developed Markets High Dividend Value ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020 and for the period from November 27, 2018 (commencement of operations) to October 31, 2019
AAM Low Duration Preferred and Income Securities ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and for the period from November 19, 2019 (commencement of operations) to October 31, 2020

AAM ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and for the period from August 25, 2021 (commencement of operations) to October 31, 2021
AAM Transformers ETF	For the period from July 11, 2022 (commencement of operations) to October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2022

AAM ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005–2021).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	56	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	56	None

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015-2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2022 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 942.70	$1.42
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.74	$1.48

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 768.40	$2.18
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.74	$2.50

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 845.20	$1.81
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.24	$1.99

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2022 (Unaudited) (Continued)

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 923.00	$2.18
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.94	$2.29

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period(5)
Actual	$1,000.00	$ 1,014.20	$3.05
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.18	$3.06

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM Transformers ETF

	Beginning Account Value July 11, 2022(6)	Ending Account Value October 31, 2022	Expenses Paid During the Period
Actual	$1,000.00	$ 938.00	$1.46(7)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.74	$2.50(8)

(6)	Fund commencement.
(7)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 112/365, to reflect the current fiscal period.

(8)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM Transformers ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of AAM Transformers ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the

AAM Transformers ETF

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund, its underlying index, and the index provider.

The Board also considered the services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s compliance with various Fund policies and applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund in seeking to track the index as closely as possible.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s net expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed net expense ratio was slightly lower than the median net expense ratio of other funds in the universe of U.S. Technology ETFs as reported by Morningstar (the “Category Peer Group”). The Board also noted that the Fund’s proposed expense ratio was within the range of expense ratios for the Fund’s competitors identified by the Adviser (i.e., passively managed index ETFs focused on the securities of companies creating disruptive and innovative technologies) (the “Selected Peer Group”).

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship

AAM Transformers ETF

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of the Fund’s operations. The Board noted its intention to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund and currently serves as sub-adviser to other series in the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust.

AAM Transformers ETF

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies, and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as sub-adviser.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including whether the Fund’s performance exhibits significant tracking error.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflects an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the sub-advisory fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various Fund asset levels.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on October 7, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved:

(1)

the continuance of the current Investment Advisory Agreement (the “Current Advisory Agreement”) between Advisors Asset Management, Inc. (“AAM” or the “Adviser”) and the Trust, on behalf of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Transformers ETF, and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (each, a “Fund” and, collectively, the “Funds”);

(2)

the continuance of the current Investment Sub-Advisory Agreement (the “Current B&G Sub-Advisory Agreement”) among the Adviser, the Trust, on behalf of AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “AAM Bahl & Gaynor Fund”), and Bahl & Gaynor, Inc. (“Bahl & Gaynor” or a “Sub-Adviser”);

(3)

a new investment advisory agreement (the “New Advisory Agreement” and, together with the Current Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Trust, on behalf of the Funds, that is identical in all material respects, except for its effective date and termination date, to the Current Advisory Agreement;

(4)

a new investment sub-advisory agreement (the “New B&G Sub-Advisory Agreement”) among the Adviser, the Trust, on behalf of AAM Bahl & Gaynor Fund, and Bahl & Gaynor, that is identical in all material respects, except for its effective date and termination date, to the Current B&G Sub-Advisory Agreement; and

(5)

a new investment sub-advisory agreement (the “New VIA Sub-Advisory Agreement”) among the Adviser, the Trust, on behalf of each Fund except AAM Bahl & Gaynor Fund (the “VIA Sub-Advised Funds”), and Vident Investment Advisory, LLC (“VIA” or a “Sub-Advisor” and, together with Bahl & Gaynor, the “Sub-Advisers”), that is identical in all material respects, except for its effective date and termination date, to the current investment sub-advisory agreement among the Adviser, the Trust, on behalf of the VIA Sub-Advised Funds, and VIA (the “Current VIA Sub-Advisory Agreement”).

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Pursuant to a merger agreement signed on September 1, 2022, during the first half of 2023, Sun Life Financial Inc., through its subsidiaries, is expected to acquire a majority interest in AAM’s parent company, AAM Holdings, Inc. (“AAM Holdings”), and receive call options to acquire the remaining interest in AAM Holdings beginning in 2028, with AAM Holdings’ remaining stockholders to receive put options to sell their remaining interests in AAM Holdings beginning in 2028 (the “Transaction”). The Transaction will constitute an “assignment” under the Investment Company Act of 1940, as amended, which will result in the automatic termination of the Current Advisory Agreement, which in turn will result in the automatic termination of the Current B&G Sub-Advisory Agreement and the Current VIA Sub-Advisory Agreement. If approved by Fund shareholders at a special meeting of shareholders, the New Advisory Agreement, the New B&G Sub-Advisory Agreement, and the New VIA Sub-Advisory Agreement (collectively, the “New Agreements”) will become effective upon the close of the Transaction.

Prior to the Meeting, the Board, including the Trustees who are not parties to the New Agreements, the Current Advisory Agreement or the Current B&G Sub-Advisory Agreement (collectively, the “Agreements”) or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and the Sub-Advisers (together, the “Advisers”) regarding, among other things: (i) the nature, extent, and quality of the services provided, and to be provided, by the Advisers; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to the Funds as well as the estimated costs of the services to be provided by the Advisers and the profits expected to be realized by the Advisers from providing such services under the New Agreements; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

The Board also considered that the Advisers, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued and/or approved. Among other things, representatives from the Adviser provided an overview of the Transaction and the effect it would have on the management of the Funds. Additionally, representatives from the Adviser provided an oral overview of the Funds’ strategies, the services provided to each Fund by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including VIA’s 15(c) presentation at the July 21, 2022 quarterly Board meeting, and deliberated on the approval of the continuation and/or approval of the Agreements in light of this information.

Approval of the New Advisory Agreement and Continuation of the Current Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreements, noting that the Adviser had provided and would continue to provide investment management services to the Funds. The Trustees also considered that the services to be provided under the New Advisory Agreement were identical in all material respects to those services provided under the Current Advisory Agreement. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information. The Board also considered the Adviser’s statements that the scope and quality of services provided to the Funds by the Adviser would not diminish as a result of the Transaction.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

The Board also considered other services provided by the Adviser to the Funds, including oversight of the Sub-Advisers, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which a Fund achieves its investment objective as an index fund or as an actively managed fund, as applicable.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended June 30, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

AAM S&P 500 High Dividend Value ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500 Index, for the one-year period, but the Fund underperformed the same benchmark for the three-year and since inception periods. The benchmark index provides an indication of the performance of U.S. large-cap companies.

The Board noted that, for the one-year and since inception periods ended June 30, 2022, the Fund outperformed the median return of its Category Peer Group (US Fund Large Value) but underperformed its Peer Group, and, for the three-year period, the Fund underperformed both its Category Peer Group and Peer Group. The Board also noted that the Fund performed within the range of returns for the Selected Peer Group for the three-year period but underperformed each of the funds from the Selected Peer Group over the one-year period ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include domestic, large market capitalization dividend funds.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P Emerging Plus LargeMidCap Index, for the one-year period, but the Fund underperformed the same benchmark for the three-year and since inception periods. The benchmark index is designed to measure the performance of large- and mid-cap securities in emerging markets, including South Korea.

The Board noted that, for the one-year period ended June 30, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group (US Fund Diversified Emerging Markets), and, for the three-year and since inception periods, the Fund performed in line with the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund generally performed within the range of the Selected Peer Group for the one- and three-year periods ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include emerging market dividend funds with management fees under 65 basis points.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index, for the one-year period, but the Fund underperformed the same benchmark for the three-year and since inception periods. The benchmark index is designed to measure the performance of large- and mid-cap securities in developed markets, excluding the U.S. and Korea.

The Board noted that, for the one-year period ended June 30, 2022, the Fund performed in line with the median return of its Peer Group and Category Peer Group (US Fund Foreign Large Value), but the Fund underperformed its Peer Group and Category Peer Group for the three-year and since inception periods. The Board also noted that the Fund generally performed within the range of the Selected Peer Group for the one-year period but underperformed each of the funds from the Selected Peer

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Group over the three-year period ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include passively managed, international dividend funds.

AAM Low Duration Preferred and Income Securities ETF: The Board noted that, for each of the one-year and since inception periods ended June 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, for the one-year period, but the Fund underperformed the same benchmark for the since inception period. The benchmark index measures the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities.

The Board noted that, for the one-year and since inception periods ended June 30, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group (US Fund Preferred Stock). The Board also noted that the Fund outperformed each of the funds in the Selected Peer Group for the one-year period ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include ETFs that invest in preferred securities.

The Board also considered that the Fund commenced operations on November 19, 2019, and thus had been operating for less than three years as of June 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

AAM Transformers ETF: The Board noted that the Fund commenced operations on July 11, 2022, and thus had not commenced operations prior to June 30, 2022. In addition, because the Fund did not have performance returns as of June 30, 2022, the Board did not evaluate the Fund’s returns relative to those of the Fund’s Peer Group, Category Peer Group or Selected Peer Group, but the Board did consider the overall performance of the Selected Peer Group over the last five years. The funds included by the Adviser in the Selected Peer Group include passively managed ETFs that provide exposure to companies driving innovation and transforming the global economy through the use of emerging technologies, automation and artificial intelligence.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF: The Board noted that, for the since inception period ended June 30, 2022, the Fund, which is actively managed, outperformed its broad-based benchmark, the Russell 2500 Index. The benchmark index measures the performance of small- to mid-cap companies in the U.S. equity market.

The Board also considered that the Fund commenced operations on August 25, 2021, and thus had been operating for slightly less than one year as of June 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions. Because the Fund did not have performance returns for a full one-year period, the Board did not evaluate the Fund’s returns relative to those of its Peer Group, Category Peer Group (US Fund Mid-Cap Blend) and Selected Peer Group, but the Board did consider the overall performance of the Peer Group, Category Peer Group and Selected Peer Group over the last five years. The funds included by the Adviser in the Selected Peer Group include small- and mid-cap dividend funds that focus on growth factors.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses, noting that the advisory fees to be paid to the Adviser for its services to the Funds under the New Advisory Agreement were identical to those in the Current Advisory Agreement. In addition, the Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board also noted that each Fund’s net expense ratio was equal to its unified fee.

The Board also compared each Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.

AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in the Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in the Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in the Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

AAM Low Duration Preferred and Income Securities ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

AAM Transformers ETF: The Board noted that the Fund’s net expense ratio was within the range of the funds in the Peer Group. In addition, the Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Selected Peer Group. Because the Fund commenced operations on July 11, 2022, and thus had not commenced operations prior to June 30, 2022, the Fund had not been assigned a Category Peer Group to be used for comparative purposes.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the two funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received, and expected to be received, by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability, and expected profitability, with respect to each Fund at various actual and projected Fund asset levels.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONs
(Unaudited) (Continued)

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Advisory Agreements, including the compensation payable under the agreements, was fair and reasonable to each Fund. The Board, including the Independent Trustees, determined that the approval of the continuation of the Current Advisory Agreement and the approval of the New Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the New B&G Sub-Advisory Agreement and Continuation of the Current B&G Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreements, noting that Bahl & Gaynor had provided and would continue to provide investment management services to the AAM Bahl & Gaynor Fund. In considering the nature, extent, and quality of the services provided by Bahl & Gaynor, the Board considered the quality of Bahl & Gaynor’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of Bahl & Gaynor’s compliance program. The Board also considered its previous experience with Bahl & Gaynor providing investment management services to the Fund. The Board noted that it had received a copy of the Bahl & Gaynor registration form and financial statements, as well as Bahl & Gaynor’s response to a detailed series of questions that included, among other things, information about Bahl & Gaynor’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.

The Board noted the responsibilities that Bahl & Gaynor has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash components; executing portfolio security

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONs
(Unaudited) (Continued)

trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered Bahl & Gaynor’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Trustees next reviewed the Fund’s performance, noting that Bahl & Gaynor’s portfolio managers actively manage the Fund’s investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance, noting that the Fund commenced operations slightly less than one year before June 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to Bahl & Gaynor for its services to the Fund. The Board considered that the fees paid to Bahl & Gaynor are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and Bahl & Gaynor. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally lower than or in line with those charged by Bahl & Gaynor in connection with other exchange-traded funds managed by Bahl & Gaynor. The Board also evaluated the compensation and benefits received by Bahl & Gaynor from its relationship with the Fund, taking into account an analysis of Bahl & Gaynor’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that Bahl & Gaynor might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate increases when Fund assets under management rise above specified levels. As a result, any benefits from the existing sub-advisory fee schedule would accrue to Bahl & Gaynor; whereas, if the sub-advisory fee schedule included breakpoints, any benefits from an increase in assets under management would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the New B&G Sub-Advisory Agreement or the continuation of the Current B&G Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreements, was fair and reasonable to the Fund. The Board, including the Independent Trustees, determined that the approval of the New B&G Sub-Advisory Agreement and the continuation of the Current B&G Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the New VIA Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that VIA had provided and would continue to provide investment management services to the VIA Sub-Advised Funds. In considering the nature, extent, and quality of the services provided by VIA, the Board considered the quality of VIA’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of VIA’s compliance program. The Board also considered its previous experience with VIA providing investment management services to the Funds as well as other series of the Trust. The Board noted that it had received a copy of the VIA registration form and financial statements, as well as VIA’s response to a detailed series of questions that included, among other things, information about VIA’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.

The Board noted the responsibilities that VIA has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Historical Performance. The Trustees next reviewed each Fund’s performance, except that of AAM Transformers ETF, which had not commenced operations as of June 30, 2022, noting that each Fund is passively managed and VIA’s portfolio managers attempt to track the total return performance of the Funds’ underlying indices. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared each Fund’s performance with the returns of the Peer Group and the Category Peer Group for the periods ended June 30, 2022, as applicable, as well as other relevant information contained in the Materials, including a comparison of each Fund’s performance with the returns of the Selected Peer Group, as applicable. The Board considered the Sub-Adviser’s performance with respect to each Fund’s past investment performance in light of these reports.

The Board also noted that the AAM Low Duration Preferred and Income Securities ETF commenced operations less than three years before June 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to VIA for its services to the Funds. The Board considered that the fees paid to VIA are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally lower than or in line with those charged by VIA in connection with other exchange-traded funds managed by VIA. The Board also evaluated the compensation and benefits received by VIA from its relationship with the Funds, taking into account an analysis of VIA’s profitability with respect to the Funds at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the Funds as assets grow in size, noting that the Funds’ sub-advisory fee rates increase when Fund assets under management rise above specified levels. As a result, any benefits from the existing sub-advisory fee schedule would accrue to VIA; whereas, if the sub-advisory fee schedule included breakpoints, any benefits from an increase in assets under management would accrue to the Adviser

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF
AAM Transformers ETF
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the New VIA Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the New VIA Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, determined that the approval of the New VIA Sub-Advisory Agreement was in the best interests of the Funds and its shareholders.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2022, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	97.80%
AAM S&P Emerging Markets High Dividend Value ETF	55.17%
AAM S&P Developed Markets High Dividend Value ETF	91.10%
AAM Low Duration Preferred and Income Securities ETF	68.44%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%
AAM Transformers ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2022 was as follows:

AAM S&P 500 High Dividend Value ETF	90.79%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	66.39%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%
AAM Transformers ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%
AAM Transformers ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	58,175	0.15513	100.00%
AAM S&P Developed Markets High Dividend Value ETF	17,078	0.17078	100.00%
AAM Low Duration Preferred and Income Securities ETF	—	—	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	—	—	0.00%
AAM Transformers ETF	—	—	0.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

(SPDV, EEMD, DMDV, PFLD, TRFM)

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Sub-Adviser (SMIG)

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Index Provider (SPDV, EEMD, DMDV)

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Index Provider (PFLD)

ICE Data Indices, LLC

5660 New Northside Drive NW, 3rd Floor

Atlanta, Georgia 30328

Index Provider (TRFM)

Pence Capital Management, LLC

5000 Birch Street

West Tower, Suite 8000-817

Newport Beach, CA 92660

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Symbol – SMIG

CUSIP – 26922B832

AAM Transformers ETF

Symbol – TRFM

CUSIP – 26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years, if applicable. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years, if applicable, for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$13,500	$13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

AAM Low Duration Preferred and Income Securities ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$13,500	$10,800
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,500
All Other Fees	N/A	N/A

AAM Transformers ETF

FYE 10/31/2022
Audit Fees	$13,500
Audit-Related Fees	N/A
Tax Fees	$3,500
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM Low Duration Preferred and Income Securities ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM Transformers ETF

FYE 10/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years, if applicable.

AAM S&P 500 High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

AAM Low Duration Preferred and Income Securities ETF

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

AAM Transformers ETF

Non-Audit Related Fees	FYE 10/31/2022
Registrant	N/A
Registrant's Investment Adviser	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the "Act") and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant's independent public accountant. There was no change in the registrant's public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/23

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/5/23

*	Print the name and title of each signing officer under his or her signature.